Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions
11.	Related party transactions

The following table sets forth the principal related parties of the Group and their respective relationships with the Group as of December 31, 2023 and December 31, 2024:

Names of related parties (in English)	Relationship with the Company

Xiamen Yinshan Longchang Investment Partnership (Limited Partnership)	Shareholder of the Company
Cheng’s Investment Group Co., LTD. (Hainan)	Shareholder of the Company
Tianjiu Shared Intelligent Enterprise Service	Shareholder of the Company
Zhang Andong	BoD Chairman and General Manager of Lianzhang Menhu
Xiamen Yiju Tianxia Investment Partnership (Limited Partnership)	Shareholder of the Company
Xiamen Qiushi Intelligent Network Equipment Co., LTD	80% owned by Zhang Andong
Fujian Qiushi Intelligent Co., LTD	Share key management team
Xiamen Qiushi Intelligent Network Technology Co., LTD	Share key management team
Zhang Hongwei	Brother in law of Zhang Andong.
Xiamen Rongguang Information Technology Co., Ltd.	95% owned by Zhang Hongwei
Fujian Henduoka Network Technology Co., Ltd.	95% owned by Xiamen Rongguang Information Technology Co., Ltd.
Xiamen Xueyoubang Network Technology Co.	5% hold by Zhang Hongwei
Xiamen Qiushi intelligence software co., LTD	80% owned by Zhang Andong
Xiamen Dongling Weiye investment partnership (limited partnership)	Shareholder of the Company
Xiamen Zhanghui investment co., LTD	Shareholder of Lianzhang New Community Construction and Development (Jiangsu) Co.
Zhang Runzhe	Chief Executive Officer of LZ Technology
Bengbu Yigong Digital Technology Co., Ltd.	Shareholder of the Company

The Group entered into the following transactions with related parties: The following table sets forth the major related parties and the Group’s transactions with them for the years ended December 31, 2022, 2023, and 2024:

(a)	Collections from Related Parties (RMB in thousands)

	For the year ended December 31
Related Party	2022 (RMB)	2023 (RMB)	2024 (RMB)
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	20,647	83	231
Fujian Qiushi Intelligent Co., Ltd.	–	80,160	30,005
Xiamen Qiushi Intelligent Network Equipment Co., Ltd.	215	–	–
Xiamen Yingshan Longchang Investment Partnership (L.P.)	3,980	3	–
Xiamen Xueyoubang Network Technology Co., Ltd.	–	–	7,520
Liu Jun	324	–	–
Cheng’s Investment Group Co., Ltd. (Hainan)	–	5,800	5,000
Bengbu Yigong Digital Technology Co., Ltd.	-	-	1,453
Fujian Henduoka Network Technology Co., Ltd.	660	5,468	–
Total	25,826	91,514	44,209

(b)	Loans from Related Parties

	For the year ended December 31
Related Party	2022 (RMB)	2023 (RMB)	2024 (RMB)
Fujian Qiushi Intelligent Co., Ltd.	8,229	8,480	–
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	5,682	1,450	–
Xiamen Qiushi Intelligent Network Equipment Co., Ltd.	4,937	61	25
Xiamen Dongling Weiye Investment Partnership (L.P.)	–	8,400	–
Xiamen Xueyoubang Network Technology Co., Ltd.	–	4,000
Zhang Andong	–	–	64
Xiamen Qiushi Intelligent Software Co., Ltd.	–	500	–
Liu Jun	26	–	–
Total	18,874	22,891	89

(c)	Repayment of Loans to Related Parties

Related Party	2022	2023	2024

Fujian Qiushi Intelligent Co., Ltd.	31,858	8,480	–
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	7,140	1,620	1,975
Xiamen Qiushi Intelligent Network Equipment Co., Ltd.	5,676	–	33
Xiamen Qiushi Intelligent Software Co., Ltd.	–	500	–
Xiamen Dongling Weiye Investment Partnership (L.P.)	–	8,400	–
Xiamen Xueyoubang Network Technology Co., Ltd.	–	4,000	–
Xiamen Yingshan Longchang Investment Partnership (L.P.)	4,900	–	–
Liu Jun	1,217	27	–
Total	50,791	23,027	2,008
(d)	Loans to Related Parties

Related Party	2022	2023	2024
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	483	314	2,777
Fujian Qiushi Intelligent Co., Ltd.	–	95,305	30,613
Xiamen Xueyoubang Network Technology Co., Ltd.	–	6,240	6,718
Chengshi Investment Group Co., Ltd. (Hainan)	–	10,800	–
Bengbu Yigong Digital Technology Co., Ltd.	–	–	2,024
Xiamen Yingshan Longchang Investment Partnership (L.P.)	3,983	–	–
Liu Jun	403	–	–
Fujian Henduoka Network Technology Co., Ltd.	821	3,870	–
Total	5,690	116,529	42,132

(e)	Purchases from Related Parties

Equipment Purchases

Related Party	2022	2023	2024
Fujian Qiushi Intelligent Co., Ltd.	894	–	–
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	120	3,049	374
Total	1,014	3,049	374

Subcontracting Costs

Related Party	2022	2023	2024
Xiamen Xueyoubang Network Technology Co., Ltd.	43,240	28,200	–

Service Fees Paid to Related Parties

Related Party	2022	2023	2024
Tianjiu Shared Intelligent Enterprise Services Co., Ltd.	70	–	–
Fujian Henduoka Network Technology Co., Ltd.	–	256	32
Bengbu Yigong Digital Technology Co., Ltd.	–	–	926
Total	70	256	958

(f)	Rental, Utilities and Cleaning Fees

Related Party	2022	2023	2024
Xiamen Qiushi Intelligent Network Equipment Co., Ltd.	523	743	825

(g)	Transfer of Long-term Investments

Related Party	2022	2023	2024
Xiamen Yingshan Longchang Investment Partnership (L.P.)	1,726	–	–

(h)	Share Transfer

Related Party	2022	2023	2024
Xiamen Rongguang Information Technology Co., Ltd.	150	–	–
Zhang Hongwei	8	–	–
Total	158	–	–

(i)	Disposal gain

Related Party	2022	2023	2024
Income from disposal of Fujian Henduoka Network Technology Co., Ltd.	4,318	–	–
(j)	Payment on Behalf for Equity Transfer

Related Party	2022	2023	2024
Xiamen Zhanghui investment co., LTD	-	–	(4,588)

(k)	Payment on Behalf for Equity Transfer

Related Party	2022	2023	2024
Xiamen Zhanghui investment co., LTD	-	–	12,865

(l)	Related Party Balances

Payables to Related Parties (Net)

		As of December 31,
Related Party	Nature of Transaction	2023 (RMB)	2024 (RMB)
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	Purchase of goods and services	(741)	(1,089)
Xiamen Xueyoubang Network Technology Co., Ltd.	Purchase of goods and services	–	–
Total Net Payables		(741)	(1,089)

Amounts Due from Related Parties

		As of December 31,
Related Party	Nature of Transaction	2023 (RMB)	2024 (RMB)
Xiamen Qiushi Intelligent Network Equipment Co., Ltd.	Purchase of goods and services	231	129
Xiamen Xueyoubang Network Technology Co., Ltd.	Loans to related party	6,240	5,438
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	Loans to related party	231	2,777
Fujian Qiushi Intelligent Co., Ltd.	Loans to related party	15,145	15,753
Fujian Henduoka Network Technology Co., Ltd.	Loans to related party	1,194	1,194
Fujian Henduoka Network Technology Co., Ltd.	Fee collection on behalf of the Company	–	505
Chengshi Investment Group Co., Ltd. (Hainan)	Loans to related party	5,000	–
Xiamen Zhanghui investment co., LTD	Share Transfer	–	3,152
Bengbu Yigong Digital Technology Co., Ltd.	Service and commodity purchase from related parties	–	445
Bengbu Yigong Digital Technology Co., Ltd.	Loan to related parties	–	571
Total Due from Related Parties		28,041	29,964

Due to related parties consisted of the following for the periods indicated:

		As of December 31,
Related Party	Nature of Transaction	2023 (RMB)	2024 (RMB)
Tianjiu Shared Intelligent Enterprise Service	Service and commodity purchase from related parties	(48)	(48)
Xiamen Qiushi Intelligent Network Technology Co., LTD	Loan from related parties	(1,975)	–
Xiamen Qiushi Intelligent Network Equipment Co., LTD	Loan from related parties	(93)	(85)
Fujian Qiushi Intelligent Technology Co., Ltd.	Expenses paid on behalf of the Company	–	(1)
Zhang Andong	Expenses paid on behalf of the Company	(448)	–
Zhang Andong	Loan from related parties	–	(64)
Fujian Henduoka Network Technology Co., Ltd.	Service and commodity purchase from related parties	–	(32)
Xiamen Zhanghui investment co., LTD	Share Transfer	(8,277)	–
Total Net		(10,841)	(230)

Amounts due to related parties were unsecured, non-interest bearing, and repayable on demand.

On August 25, 2023, Xiamen Lianzhang Huizhi Intelligent Technology Co., Ltd. (“Lianzhang Huizhi”), Fujian Qiushi Intelligent Technology Co., Ltd. (“Fujian Qiushi”), and Xiamen Lianzhang Media Co., Ltd. entered into a debt offset agreement. Under the agreement, a receivable of RMB 20,855 thousand originally held by Fujian Qiushi was transferred to Lianzhang Huizhi. As a result of the transfer, the debt owed by Fujian Qiushi to Lianzhang Huizhi was extinguished.

On November 20, 2023, Sun Qiang resigned from Lianzhang Portal. On November 30, 2023, Liu Jun resigned from Infinitism. Accordingly, as of December 31, 2023, both Sun Qiang and Liu Jun were no longer considered related parties to the Group.

(b)	Guarantee

On August 3, 2022, Zhang Andong, Zhang Hongling, Xiamen Lian Media Co., Ltd., and Xiamen Lianzhanghui Intelligent Technology Co., Ltd. jointly guaranteed loans and borrowings for Fujian Qiushi Intelligent Co., Ltd. during the period from July 25, 2022, to July 25, 2025. The total principal amount of the credit facility provided by the creditor to the debtor did not exceed RMB 5,000 thousand (with the maximum claim amount, including interest, penalty fees, compensation, and other charges, totaling RMB 7,500 thousand).

On August 15, 2022, Fujian Qiushi Intelligent withdrew RMB 5,000 thousand from the line of credit, which was fully repaid. On September 5, 2023, Fujian Qiushi Intelligent has borrowed RMB 5,000 thousand from Xiamen Bank, within one-year term. As of December 31, 2023, Fujian Qiushi Intelligent has borrowed RMB 5,000 thousand from Xiamen Bank, a guaranteed maturity date of September 5, 2024. On September 2, 2024, the company extended the loan again and repaid RMB 500 thousand, leaving an outstanding loan balance of RMB 4,500 thousand with a maturity date of July 25, 2025. As of December 31, 2024, the loan balance remained unpaid.

On November 2, 2022, Mr. Zhang Andong, Xiamen Qiushi Intelligent Network Equipment Co., Ltd., and Xiamen Lianzhang Huizhi Intelligent Technology Co., Ltd. jointly provided a guarantee for the bank loans and borrowings of Fujian Qiushi Intelligent Technology Co., Ltd. during the period from November 4, 2022 to November 4, 2025. The maximum guaranteed principal amount under this arrangement is RMB 10,000 thousand, corresponding to the total credit facility extended by the lender to the borrower.

As of December 31, 2023, Fujian Qiushi had drawn RMB 10,000 thousand from international Bank under this facility. The guarantee remains valid until the maturity date of March 6, 2025. As of December 31, 2023, Fujian Qiushi Intelligence had borrowed RMB 10,000 thousand from international bank. Repayments were made as follows: RMB 500 thousand on June 6, 2024; RMB 500 thousand on September 6, 2024; and RMB 9,000 thousand on October 31, 2024. On October 31, 2024, Fujian Qiushi Intelligence renewed its borrowing from the international bank with a new loan of RMB 8,500 thousand, valid until March 6, 2025. As of December 31, 2024, this loan remains outstanding and is scheduled to be repaid on its maturity date.

Fujian Qiushi Intelligent repaid RMB 500 thousand and RMB 8,000 thousand to International Bank on February 1, 2025, and March 6, 2025, respectively. On March 6 and March 7, 2025, the company obtained new loans of RMB 4,000 thousand and RMB 4,000 thousand from International Bank again. This guarantee remains valid until its expiration on November 4, 2025. As of the reporting date, the loan has not yet been repaid and is scheduled to be settled on the maturity date.